Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses of property and equipment	$ 240,032	$ 248,627	$ 311,459
Gain from disposal of property and other equipment	$ 556	$ 33,875	$ 4,094